SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Deutsche California Tax-Free Income Fund	Deutsche Managed Municipal Bond Fund	Deutsche New York Tax-Free Income Fund
Deutsche Intermediate Tax/AMT Free Fund	Deutsche Massachusetts Tax-Free Fund	Deutsche Strategic High Yield Tax-Free Fund

The following information is added to the disclosure contained in Part I: APPENDIX I-I headed “INVESTMENTS, PRACTICES AND TECHNIQUES, AND RISKS” in each fund’s Statement of Additional Information:

Investment Companies and Other Pooled Investment Vehicles

Please Retain This Supplement for Future Reference

February 16, 2017
SAISTKR-312